TAXES ON INCOME (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate

	Year ended December 31,
	2012	2011	2010
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$4,070	$(1,730)	$(6,906)

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income (tax benefit)	$1,018	$(415)	$(1,726)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	434	(86)	(1,118)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(114)	177	-
Exempt income	(4)	(10)	-
Permanent differences	387	(36)	-
Valuation allowance	499	-	-
Deferred taxes on impairment of share in affiliated company	-	-	(1,332)
Tax in respect of prior years	(83)	(80)	(50)
Non-deductible expenses	(51)	134	73
Taxes on income (tax benefit) as reported in the statements of income (loss)	$2,086	$(316)	$(4,153)

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$837	$964	$2,766
Foreign (United States)	3,233	(2,694)	(9,672)

	$4,070	$(1,730)	$(6,906)

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2012	2011	2010
Current:
Domestic (Israel)	$282	$371	$570
Foreign (United States)	287	213	(611)

	569	584	(41)
Deferred:
Domestic (Israel)	119	218	46
Foreign (United States)	1,481	(1,038)	(4,108)

	1,600	(820)	(4,062)
Previous years:
Domestic (Israel)	(45)	(126)	(50)
Foreign (United States)	(38)	46	-
	(83)	(80)	(50)

	$2,086	$(316)	$(4,153)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$133	$73
Unrealized gains	131	138
Provisions for employee benefits	270	227
Inventory	1,171	1,939
Other temporary differences	417	187
Deferred tax assets - short-term- other accounts receivables	$2,122	$2,564

Goodwill and intangible assets	$884	$1,273
Property, plant and equipment	707	762
Provisions for employee benefits and other temporary differences	64	70
Tax credits carryforward	274	106
Capital and state tax losses carryforward	1,823	184
Net operating losses carryforward	606	1,458
Deferred tax assets, before valuation allowance - Long-term	4,358	3,853
Valuation allowance	(1,823)	(184)
Deferred tax assets, net - Long-term	$2,535	$3,669

Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	$(126)	$(179)

Property, plant and equipment and intangible assets	(1,457)	(1,388)
Other	(33)	(25)
Deferred tax Liabilities - Long-term	$(1,490)	$(1,413)

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Balance, January 1, 2010	$-
Addition charged to expenses	200

Balance, December 31,2010	200
Deductions	(16)

Balance, December 31,2011	184
Addition charged to expenses	1,639

Balance, December 31,2012	$1,823

Reconciliation of the Amount of Unrecognized Tax Benefits

Amount

Balance at January 1, 2010	$-
Additions for tax positions of prior years	84
Balance at December 31, 2010	84
Exchange rate differences	2
Balance at December 31, 2011	$86
Exchange rate differences	(2)
Balance at December 31, 2012	$84